Investments, Loans and Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Loans and Long-Term Receivables and Joint Venture Acquisition Obligation [Abstract]
Components of investments, loans and long-term receivables
Note 6—Investments, Loans and Long-Term Receivables
Components of investments, loans and long-term receivables

at December 31 were:
Millions of Dollars
2019 2018
Equity investments $ 8,234 9,005
Loans and advances—related parties 219 335
Long-term receivables 243 238
Long-term investments in debt securities 133 -
Other investments 77 86
$ 8,906 9,664

Summarized financial information for equity method investments in affiliated companies
Summarized 100 percent earnings information for equity

method investments in affiliated companies,

combined, was as follows:
Millions of Dollars
2019 2018 2017
Revenues $ 11,310 11,654 11,554
Income (loss) before income taxes 3,726 3,660 (2,875)
Net income (loss) 3,085 3,244 (1,431)
Summarized 100 percent balance sheet information

for equity method investments in affiliated companies,

combined, was as follows:
Millions of Dollars
2019 2018
Current assets $ 3,289 3,285
Noncurrent assets 38,905 41,563
Current liabilities 2,603 2,625
Noncurrent liabilities 22,168 23,874